UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 801
          New York, New York  10017


13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York                8/14/02
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-                                  Wayne Cooperman
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  108

Form 13F Information Table Value Total: $591,238
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-                                         Wayne Cooperman
----          -------------------               ------------------------------

[Repeat as necessary.]


                                                    FORM 13F INFORMATION TABLE
                                                          Cobalt Capital
                                                           As of 6/30/02

                                                                                                                      Item 8:
                                                                                    Item 6:                       Voting Authority
           Item 1:              Item 2:   Item 3:    Item 4:     Item 5:      Investment Discretion     Item 7:       (Shares)
       Name of Issuer           Title     CUSIP    Fair Market  Shares or   (a) (b) Shared -  (c)      Managers   (a)   (b)    (c)
                               of Class   Number      Value     Principal   Sole As Defined   Shared-    See      Sole  Shared  None
                                                                  Amount         in Instr. V  Other    Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Administaff Inc                 Common  007094105         500       50,000   X                          1          X
Advanced Auto Parts Inc         Common  00751Y106      27,359      501,900   X                          1          X
Advanced PCS                    Common  00790K109         754       31,500   X                          1          X
Advanta Corp - Class B          Common  007942204       5,562      508,900   X                          1          X
AES Corp                        Common  00130J105       2,981      550,000   X                          1          X
Affiliated Managers Group Inc   Common  008252108       5,898       95,900   X                          1          X
Allied Waste Industries Inc     Common  019589308         288       30,000   X                          1          X
Apria Healthcare Group          Common  037933108      40,855    1,823,900   X                          1          X
Aquila Inc                      Common  03840P102         160       20,000   X                          1          X
Argosy Gaming Corp              Common  040228108       3,928      138,300   X                          1          X
Astropower Inc                  Common  04644A101         786       40,000   X                          1          X
Atlas Pipeline Partners, LP     Common  049392103         701       30,400   X                          1          X
Atmel Corp                      Common  049513104         250       40,000   X                          1          X
Autozone Inc                    Common  053332102       1,546       20,000   X                          1          X
Ball Corp                       Common  058498106       2,539       61,200   X                          1          X
Barnes & Noble                  Common  067774109       4,810      182,000   X                          1          X
Baycorp Holdings Ltd            Common  072728108         895       75,200   X                          1          X
Bebe Stores Inc                 Common  075571109       1,132       55,800   X                          1          X
Boise Cascade Corp              Common  097383103       8,636      250,100   X                          1          X
Broadcom Corp                   Common  111320107         702       40,000   X                          1          X
Cendant Corp                    Common  151313103       8,909      561,000   X                          1          X
Centex Corp                     Common  152312104       7,062      122,200   X                          1          X
Centillium Comm Inc             Common  152319109         174       20,000   X                          1          X
Check Point Software Inc        Common  M22465104       1,085       80,000   X                          1          X
Childrens Place Retail Stores
  Inc                           Common  168905107         795       30,000   X                          1          X
Chiquita Brands Intl Inc        Common  170032809         288       16,100   X                          1          X
CMS Energy Corp                 Common  125896100         220       20,000   X                          1          X
CNA Financial Corp              Common  126117100       6,871      259,300   X                          1          X
Continental Airlines Inc        Common  210795308         316       20,000   X                          1          X
Copart Inc                      Common  217204106         974       60,000   X                          1          X
Crown Castle Intl Corp
  12.75% PFD                    Common  228227302         989        2,061   X                          1          X
CSK Auto Corp                   Common  125965103      12,050      864,400   X                          1          X
Davita Inc                      Common  23918K108       3,292      138,311   X                          1          X
Digitalthink Inc                Common  25388M100          90       64,200   X                          1          X
Eastman Kodak Co                Common  277461109         432       14,800   X                          1          X
Echostar Communications Corp    Common  278762109         742       40,000   X                          1          X
Efunds Corp                     Common  28224R101         285       30,000   X                          1          X
EIX Trust II                    Common  26853P206         587       25,300   X                          1          X
Emmis Communications Corp       Common  291525103       2,119      100,000   X                          1          X
Ensco International Inc         Common  26874Q100       2,104       77,200   X                          1          X
Federal National Mortgage
  Association                   Common  313586109      17,176      232,900   X                          1          X
Firstfed Financial Corp         Common  337907109         890       30,700   X                          1          X
Fleming Cos Inc                 Common  339130106       6,421      353,800   X                          1          X
Flextronics International Ltd   Common  Y2573F102       1,212      170,000   X                          1          X
Freeport McMoran Copper &
  Gold Inc                      Common  35671D857      46,712    2,616,900   X                          1          X
Fuelcell Energy Inc             Common  35952H106         228       22,200   X                          1          X
Gemstar TV Guide Intl           Common  36866W106       1,889      350,500   X                          1          X
Golden State Bancorp Inc        Common  381197102       2,867       79,100   X                          1          X
H & R Block Inc                 Common  093671105       1,385       30,000   X                          1          X
Hanover Compressor Co           Common  410768105       3,105      230,000   X                          1          X
Hercules Inc                    Common  427056106       5,287      455,800   X                          1          X
Hotels.com                      Common  44147T108         422       10,000   X                          1          X
Imclone Systems Inc             Common  45245W109         174       20,000   X                          1          X
International Business
  Machines Corp                 Common  459200101       3,240       45,000   X                          1          X
KB Home                         Common  48666K109       8,293      161,000   X                          1          X
Kemet Corp                      Common  488360108         357       20,000   X                          1          X
Kinder Morgan Inc               Common  49455P101      16,200      426,100   X                          1          X
Lennar Corp                     Common  526057104      50,833      830,600   X                          1          X
Loews Corp                      Common  540424108       4,790       90,400   X                          1          X
Lojack Corp                     Common  539451104         357      102,000   X                          1          X
Millenium Chemicals Inc         Common  599903101       9,319      663,300   X                          1          X
Mohawk Industries Inc           Common  608190104      17,790      289,131   X                          1          X
Newhall Land & Farming Corp     Common  651426108       1,286       40,200   X                          1          X
News Corp Ltd                   Common  652487703       2,064       90,000   X                          1          X
Nova Chemicals Corp             Common  66977W109       2,971      131,800   X                          1          X
NVDA Corp                       Common  67066G104         687       40,000   X                          1          X
Optimal Robotics Corp           Common  68388R208         372       51,000   X                          1          X
Oxford Health Plans Inc         Common  691471106      14,183      305,280   X                          1          X
Pacificare Health Systems Inc   Common  695112102       7,725      284,000   X                          1          X
Panera Bread Co                 Common  69840W108         241        7,000   X                          1          X
Peabody Energy Corporation      Common  704549104      18,197      643,000   X                          1          X
Pediatrix Medical Group Inc     Common  705324101       1,353       54,100   X                          1          X
Penn Virginia Corp              Common  707882106       2,549       65,400   X                          1          X
Pep Boys Manny Moe & Jack       Common  713278109       4,009      237,900   X                          1          X
Phelps Dodge Corp               Common  717265102       7,828      190,000   X                          1          X
Philip Morris Companies Inc     Common  718154107       2,184       50,000   X                          1          X
Plug Power Inc                  Common  72919P103         124       15,670   X                          1          X
PMC-Sierra Inc                  Common  69344F106       1,854      200,000   X                          1          X
Premcor Inc                     Common  74045Q104         404       15,700   X                          1          X
Pride International Inc         Common  74153Q102       8,441      539,000   X                          1          X
Pulte Homes Inc                 Common  745867101      26,596      462,700   X                          1          X
Qlogic Corp                     Common  747277101       1,143       30,000   X                          1          X
Regal Entertainment Group       Common  758766109       7,857      336,900   X                          1          X
Renal Care Group Inc            Common  759930100       1,498       48,100   X                          1          X
Resource America Inc            Common  761195205      18,359    1,741,800   X                          1          X
RF Micro Devices Inc            Common  749941100       1,181      155,000   X                          1          X
Rudolph Tech Inc                Common  781270103         516       20,700   X                          1          X
Schering Plough Corp            Common  806605101         514       20,900   X                          1          X
Silicon Laboratories Inc        Common  826919102       1,624       60,000   X                          1          X
Smartforce Pub Ltd Co           Common  83170A206         136       40,000   X                          1          X
Smithfield Foods Inc            Common  832248108       2,710      146,100   X                          1          X
Standard Pacific Corp           Common  85375C101      13,516      385,300   X                          1          X
Stewart Enterprises Inc         Common  860370105       8,073    1,267,300   X                          1          X
Synopsis Inc                    Common  871607107       5,006       91,298   X                          1          X
Talisman Energy Inc             Common  87425E103       9,035      200,100   X                          1          X
Tenet Healthcare Corp           Common  88033G100      27,926      390,300   X                          1          X
Texas Instruments Inc           Common  882508104       1,896       80,000   X                          1          X
Tommy Hilfiger Corp             Common  G8915Z102       3,460      241,600   X                          1          X
Transocean Inc                  Common  G90078109       7,788      250,000   X                          1          X
Travelers Property Casualty
  Corp                          Common  89420G109         354       20,000   X                          1          X
Triton PCS Holdings Inc         Common  89677M106         315       80,700   X                          1          X
Tyco International Ltd          Common  902124106       7,610      563,300   X                          1          X
US Bancorp                      Common  902973304       1,726       73,900   X                          1          X
Valero Energy Corp              Common  91913Y100       2,720       72,700   X                          1          X
Westar Energy Inc               Common  95709T100         435       30,000   X                          1          X
Williams Cos Inc Income Pacs    Common  969457100         503       40,000   X                          1          X
Young Broadcasting Inc          Common  987434107       2,722      153,100   X                          1          X
Zoll Medical Corp               Common  989922109         934       28,700   X                          1          X


01181.0001 #343612